Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2024
Acquisitions and Divestitures
Acquisitions and Divestitures

21.Acquisitions and Divestitures

Year ended December 31, 2024

Acquisition of additional interest in Peak Achievement Athletics Inc.

On December 20, 2024 the company increased its equity interest in Peak Achievement Athletics Inc. (“Peak Achievement”) to 100.0% by acquiring the 42.6% equity interest owned by Sagard Holdings Inc. and the 14.8% equity interest owned by other minority shareholders for purchase consideration of $765.0, comprised of new non-recourse borrowings of $339.0 (by a newly formed purchasing entity, which amalgamated with Peak Achievement upon close), the company’s existing 42.6% equity interest in Peak Achievement with a fair value of $325.7 and cash consideration of $100.3. The assets acquired and liabilities assumed of Peak Achievement were consolidated in the company’s Non-insurance companies reporting segment, pursuant to which the company remeasured its existing 42.6% equity accounted investment in Peak Achievement to its fair value of $325.7 and recorded a pre-tax gain of $203.4 in net gains on investments in the consolidated statement of earnings. Peak Achievement is engaged in the design, manufacture and distribution of performance sports equipment and related apparel and accessories for ice hockey, roller hockey and lacrosse, under brands such as Bauer Hockey, Cascade Lacrosse and Maverik Lacrosse.

Acquisition of additional interest in Meadow Foods Limited

On November 29, 2024 the company increased its equity interest in Meadow Foods Limited (“Meadow Foods”) to 93.2% for purchase consideration of $333.1, comprised of the company’s existing equity interest in Meadow Foods with a fair value of $250.5 (£197.1, which approximated carrying value) and additional consideration of $82.6 (£65.0). The assets acquired and liabilities assumed of Meadow Foods were consolidated in the company’s Non-insurance companies reporting segment. Meadow Foods is a value-added milk, fats, fresh confectionery and plant-based bulk ingredients business.

Acquisition of Sleep Country Canada Holdings Inc.

On October 1, 2024 the company acquired all of the issued and outstanding common shares of Sleep Country Canada Holdings Inc. (“Sleep Country”) for purchase consideration of $880.6 (Cdn$1.2 billion) or Cdn$35.00 per common share, and commenced consolidating the assets, liabilities and results of operations of Sleep Country in its Non-insurance companies reporting segment. The purchase consideration was comprised of cash of $562.7 (Cdn$759.9) and new non-recourse borrowings of $317.9 (Cdn$429.2) by a newly formed purchasing entity, which amalgamated with Sleep Country upon close. Sleep Country is a specialty sleep retailer with a national retail store network and multiple e-commerce platforms.

The preliminary determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above are summarized in the table that follows and will be finalized within twelve months of the respective acquisition dates.

	Sleep Country(1)	Meadow Foods(1)	Peak Achievement	Total
Acquisition date	October 1, 2024	November 29, 2024	December 20, 2024
Percentage equity interest in acquiree	100.0%	93.2%	100.0%
Assets:
Portfolio investments(2)	27.9	12.5	64.1	104.5
Deferred income tax assets	16.7	—	0.3	17.0
Goodwill and intangible assets(3)	973.2	552.3	722.0	2,247.5
Other assets(4)	451.4	204.3	281.8	937.5
Total assets	1,469.2	769.1	1,068.2	3,306.5

Liabilities:
Accounts payable and accrued liabilities(5)	382.0	107.4	153.9	643.3
Deferred income tax liabilities	76.0	88.7	66.9	231.6
Borrowings - non-insurance companies(6)	130.6	239.5	82.4	452.5
Total liabilities	588.6	435.6	303.2	1,327.4
Non-controlling interests	—	0.4	—	0.4
Purchase consideration(6)	880.6	333.1	765.0	1,978.7
	1,469.2	769.1	1,068.2	3,306.5
(1)	Amounts translated into U.S. dollars at the acquisition date.
(2)	Portfolio investments include subsidiary cash and cash equivalents of $100.7.
(3)	Comprised of goodwill of $550.9 and intangible assets of $422.3 (primarily brand names of $365.4) at Sleep Country, goodwill of $279.0 and intangible assets of $443.0 (primarily brand names of $342.6) at Peak Achievement, and goodwill of $225.3 and intangible assets of $327.0 (primarily customer relationships of $241.1) at Meadow Foods.
(4)	Primarily comprised of premises and equipment and right of use assets of $306.5 and inventory of $94.5 at Sleep Country, non-insurance revenue receivables of $116.0 and inventory of $87.0 at Peak Achievement, and premises and equipment and right of use assets of $85.9 and non - insurance revenue receivables of $77.8 at Meadow Foods.
(5)	Primarily comprised of lease liabilities of $226.3 and payables related to costs of sales of $108.8 at Sleep Country, and payables related to costs of sales of $78.7 at Meadow Foods.
(6)	Borrowing - non-insurance companies excludes the new borrowings described above that were drawn by the newly formed purchasing entities which amalgamated with Sleep Country and Peak Achievement upon close of the respective transactions. The new borrowings included in the respective purchase consideration, together with the borrowings assumed on the acquisitions, are included in Borrowings - non insurance companies on the consolidated balance sheet at December 31, 2024. See note 15 for details.

Year ended December 31, 2023

Acquisition of Gulf Insurance

On December 26, 2023 the company increased its equity interest in Gulf Insurance to 90.0% from 43.7% by acquiring all shares of Gulf Insurance under the control of KIPCO and certain of its affiliates that represented 46.3% of the equity interest in Gulf Insurance. As a result, the company commenced consolidating Gulf Insurance’s property and casualty insurance operations within the International Insurers and Reinsurers reporting segment and Gulf Insurance’s life insurance operations within the Life insurance and Run - off reporting segment. Gulf Insurance is a diversified composite insurer based in Kuwait that operates across the Middle East and North Africa (“MENA”) region through its subsidiaries.

In accordance with applicable Kuwaiti regulatory requirements and the rules of the Boursa Kuwait, the exchange on which Gulf Insurance’s shares are traded, the company paid the purchase price to KIPCO in full in Kuwaiti Dinar on closing. Pursuant to the terms of the agreement, immediately following settlement of the transaction, KIPCO returned to the company in cash the full purchase price less an amount of Kuwaiti Dinar equal to $176.9, and the company delivered to KIPCO a payment deed of $660.0 which requires the company to make four equal annual payments of $165.0 to KIPCO beginning on the first anniversary of closing of the transaction. The aggregate purchase consideration paid by the company to KIPCO on closing was $756.1, comprised of cash of $176.9 and the fair value of the payment deed of $579.2.

On closing of the transaction, the company remeasured its previously held 43.7% equity accounted investment in Gulf Insurance to its fair value of $713.0 and recognized a pre – tax gain of $279.9 in gain on sale and consolidation of insurance subsidiaries in the consolidated statement of earnings, inclusive of foreign currency translation losses that were reclassified from accumulated other comprehensive income (loss) to the consolidated statement of earnings.

On February 18, 2024, in accordance with the regulations of the Capital Markets Authority of Kuwait, the company initiated a mandatory tender offer for the remaining 9.99% equity interest in Gulf Insurance which closed on April 25, 2024 and resulted in the company increasing its equity interest in Gulf Insurance from 90.0% to 97.1% for cash consideration of $126.7.

The determination of the fair value of assets acquired and liabilities assumed are summarized in the table that follows:

Gulf Insurance
Acquisition date	December 26, 2023
Percentage of common shares acquired	90.0%

Assets:
Portfolio investments(1)	2,372.6
Reinsurance contract assets held	571.3
Deferred income tax assets	14.4
Goodwill and intangible assets(2)	967.3
Other assets(3)	459.1
Total assets	4,384.7

Liabilities:
Accounts payable and accrued liabilities(4)	292.0
Deferred income tax liabilities	67.1
Insurance contract payables	34.8
Insurance contract liabilities	1,745.4
Borrowings - holding company and insurance and reinsurance companies	172.9
Total liabilities	2,312.2
Non-controlling interests(5)	603.4
Purchase consideration(6)	1,469.1
4,384.7

(1)Included subsidiary cash and cash equivalents of $459.9, of which $31.3 was restricted.

(2)	Comprised of goodwill of $347.5 and intangible assets of $619.8 (primarily customer relationships of $263.9, distribution networks of $232.8 and brand names of $123.0).

(3)Primarily comprised of premises and equipment ($136.8) and unit-linked life investment contracts ($138.1).

(4)Primarily comprised of accounts payable, accrued compensation costs and income taxes payable.

(5)

Includes the non-controlling interests arising from Gulf Insurance’s non-wholly owned subsidiaries and the 9.99% equity interest in Gulf Insurance that was not acquired by the company on closing, with the allocation of all of the non-controlling interests to Gulf Insurance’s property and casualty insurance operations within the company’s International Insurers and Reinsurers reporting segment. Non-controlling interests in Gulf Insurance were measured as the proportionate share of the identifiable net assets acquired.

(6)

Comprised of cash consideration of $176.9 and the fair value of the payment deed of $579.2 paid to KIPCO for the 46.3% equity interest in Gulf Insurance, and the company’s existing 43.7% equity interest in Gulf Insurance with a fair value of $713.0.

Sale of Ambridge Group by Brit

On May 10, 2023 Brit sold Ambridge Group (“Ambridge”), its Managing General Underwriter operations, to Amynta Group. The company received $379.0, comprised of cash of $265.8 and a promissory note with a fair value of $113.2. As a result of the sale, the company recorded a pre-tax gain of $259.1 in gain on sale and consolidation of insurance subsidiaries in the consolidated statement of earnings (an after-tax gain of $259.1) and deconsolidated assets and liabilities with carrying values of $309.3 and $191.3 respectively.